ACQUISITION OF TSB - Disclosure of significant unobservable inputs used in fair value measurement of assets (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Funding spread assumption
Disclosure of detailed information about business combination [line items]
Sensitivity analysis for fair value measurement reasonably possible change	0.25%
Funding spread assumption | Impact on mortgage fair value
Disclosure of detailed information about business combination [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	£ (51)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(51)
Funding spread assumption | Impact on CDI
Disclosure of detailed information about business combination [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	68
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	68
Funding spread assumption | Net impact on purchase price allocation
Disclosure of detailed information about business combination [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	17
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	£ 17
Discount Rate assumption
Disclosure of detailed information about business combination [line items]
Sensitivity analysis for fair value measurement reasonably possible change	0.50%
Discount Rate assumption | Impact on mortgage fair value
Disclosure of detailed information about business combination [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	£ (12)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(12)
Discount Rate assumption | Impact on CDI
Disclosure of detailed information about business combination [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(3)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(3)
Discount Rate assumption | Net impact on purchase price allocation
Disclosure of detailed information about business combination [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(15)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	£ (15)